Vanguard STAR Core-Plus Bond Fund Investment Strategy - ETF [Member] - Vanguard STAR Core-Plus Bond Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an active management approach, investing in bonds of various maturities, yields, and qualities. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in bonds. For purposes of the 80% policy, bonds include fixed income securities such as corporate bonds; U.S. Treasury obligations and other U.S. government and agency securities; obligations issued or guaranteed by a foreign government or their agencies, instrumentalities, or political subdivisions; and asset-backed, mortgage-backed, and mortgage-related securities.In general, the Fund purchases bonds with maturities of 90 days or more at the time of their issuance. The Fund’s dollar-weighted average maturity will normally range between 4 and 12 years but may be longer or shorter under certain market conditions. These conditions could include periods of market stress, periods when the structure of the market has changed significantly, or periods when prepayment of certain securities held by the Fund (such as asset-backed, mortgage-backed, or mortgage-related securities) varies from what is expected under normal market conditions.The Fund may purchase bonds of any quality, including high- and medium-quality bonds, which are considered to be investment-grade by Moody’s Ratings or another independent rating agency (or, if unrated, are considered to be of comparable quality by the Fund’s advisor). The Fund may also invest up to 35% of its assets in bonds rated below investment-grade, also referred to as high-yield securities or “junk” bonds.The Fund may invest in bonds of non-U.S. issuers, including emerging market countries. Although the Fund seeks to have a majority of its assets denominated in or hedged back to the U.S. dollar, it also may invest in foreign currency bonds on an unhedged basis. In an effort to manage the currency risk associated with investing in bonds denominated in currencies other than the U.S. dollar, the Fund may seek to hedge some or all of its foreign currency exposure. To the extent that the Fund hedges its foreign currency exposure, it does so primarily through the use of foreign currency exchange forward contracts, which are a type of derivative.In addition to foreign currency exchange forward contracts, the Fund may invest in derivatives such as fixed income futures contracts, fixed income options (including options on swaps), currency swaps, interest rate swaps, total return swaps, credit default swaps, or other derivatives. The Fund also may enter into To Be Announced (“TBA”) transactions or take short positions in certain derivatives or in TBA mortgage-backed securities.